UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2015

MFS® GLOBAL NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 96.9%
Aerospace - 1.1%
FLIR Systems, Inc.	1,392	$42,524
MTU Aero Engines Holding AG	1,366	130,314
Saab AB	4,145	106,560

		$279,398
Airlines - 0.8%
Stagecoach Group PLC	35,094	$216,964

Apparel Manufacturers - 1.0%
Arezzo Industria e Comercio S.A.	8,500	$65,411
Burberry Group PLC	4,679	121,216
Tumi Holdings, Inc. (a)	3,903	75,328

		$261,955
Automotive - 2.2%
Guangzhou Automobile Group Co. Ltd., “H”	66,000	$67,305
Koito Manufacturing Co. Ltd.	8,000	312,621
Thai Stanley Electric PLC	11,400	67,607
USS Co. Ltd.	5,300	99,080

		$546,613
Biotechnology - 1.1%
AMAG Pharmaceuticals, Inc. (a)	2,397	$166,783
MiMedx Group, Inc. (a)	11,158	115,485

		$282,268
Broadcasting - 1.8%
Live Nation, Inc. (a)	5,515	$157,729
Nippon BS Broadcasting Corp.	16,300	137,912
Proto Corp.	7,100	114,113
STV Group PLC	6,250	39,547

		$449,301
Brokerage & Asset Managers - 2.5%
Aberdeen Asset Management PLC	15,593	$106,435
LPL Financial Holdings, Inc.	3,667	156,361
NASDAQ OMX Group, Inc.	5,568	288,144
Rathbone Brothers PLC	2,519	85,740

		$636,680
Business Services - 12.5%
Amadeus IT Holding S.A.	3,745	$170,428
Amsterdam Commodities N.V.	3,482	93,198
Brenntag AG	1,015	61,301
Bright Horizons Family Solutions, Inc. (a)	6,971	388,076
Bunzl PLC	13,140	380,777
Cerved Information Solutions S.p.A.	20,669	150,960
Constant Contact, Inc. (a)	7,249	197,608
CoStar Group, Inc. (a)	991	207,030
Diploma PLC	6,547	80,902
Elior Participations SCA	5,962	108,731
Exova Group PLC	29,886	82,677
Gartner, Inc. (a)	3,156	276,087

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Global Payments, Inc.	2,139	$223,269
Intertek Group PLC	2,041	78,018
MITIE Group PLC	28,924	137,176
Rightmove PLC	5,044	257,951
Sodexo	614	63,329
Zoopla Property Group PLC	48,298	199,310

		$3,156,828
Computer Software - 1.7%
OBIC Business Consultants Co. Ltd.	6,100	$218,327
OBIC Co. Ltd.	5,100	207,973

		$426,300
Computer Software - Systems - 6.1%
Brother Industries, Ltd.	12,000	$187,280
Cvent, Inc. (a)	5,785	152,493
EMIS Group PLC	10,789	158,798
Fleetmatics Group PLC (a)	4,360	182,292
Linx S.A.	3,900	60,514
Model N, Inc. (a)	12,256	141,679
NCC Group PLC	35,202	114,062
Sabre Corp.	11,022	287,564
SS&C Technologies Holdings, Inc.	4,465	263,122

		$1,547,804
Conglomerates - 1.0%
DCC PLC	3,101	$246,458

Construction - 1.4%
Bovis Homes Group PLC	10,627	$177,691
Interface, Inc.	8,801	189,486

		$367,177
Consumer Products - 0.3%
Kobayashi Pharmaceutical Co. Ltd.	1,200	$77,625

Consumer Services - 3.1%
Asante, Inc.	3,500	$43,935
Dignity PLC	7,794	252,780
MakeMyTrip Ltd. (a)	4,633	89,880
Nord Anglia Education, Inc. (a)	9,805	253,950
Servicemaster Global Holdings, Inc. (a)	4,067	136,611

		$777,156
Containers - 1.5%
Fuji Seal International, Inc.	8,300	$232,899
Mayr-Melnhof Karton AG	1,300	148,062

		$380,961
Electrical Equipment - 3.2%
Advanced Drainage Systems, Inc.	4,804	$139,508
AMETEK, Inc.	4,590	246,758
Domino Printing Sciences PLC	4,900	68,376
IMI PLC	5,366	102,107
MSC Industrial Direct Co., Inc., “A”	2,358	163,574

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
Spectris PLC	2,752	$98,340

		$818,663
Electronics - 1.5%
Iriso Electronics Co. Ltd.	1,750	$118,016
Stanley Electric Co. Ltd.	10,700	254,546

		$372,562
Energy - Independent - 1.4%
Memorial Resource Development Corp. (a)	5,800	$109,678
Range Resources Corp.	1,809	100,237
Rice Energy, Inc. (a)	6,247	136,997

		$346,912
Engineering - Construction - 1.4%
Multiconsult ASA (a)	1,850	$24,044
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	5,560	60,569
Stantec, Inc.	4,613	127,603
Team, Inc. (a)	3,375	134,325

		$346,541
Food & Beverages - 4.6%
Bakkafrost P/f	11,362	$301,183
Calbee, Inc.	2,900	110,892
Cranswick PLC	8,734	213,985
Freshpet, Inc. (a)	3,192	63,329
Grupo Lala S.A.B. de C.V.	52,671	109,488
Leroy Seafood Group A.S.A.	3,753	122,665
M. Dias Branco S.A. Industria e Comercio de Alimentos	4,200	113,492
Total Produce PLC	101,874	125,315

		$1,160,349
Food & Drug Stores - 1.3%
Booker Group PLC	50,708	$137,721
Clicks Group Ltd.	9,874	70,050
Welcia Holdings Co. Ltd.	2,700	123,797

		$331,568
Furniture & Appliances - 0.6%
SEB S.A.	1,795	$159,076

Gaming & Lodging - 2.5%
La Quinta Holdings, Inc. (a)	11,025	$274,082
Norwegian Cruise Line Holdings Ltd. (a)	4,340	236,790
Paddy Power PLC	1,445	128,363

		$639,235
General Merchandise - 3.1%
B&M European Value Retail S.A.	36,066	$179,840
Dollarama, Inc.	3,316	183,665
Five Below, Inc. (a)	6,779	225,402
Mr. Price Group Ltd.	5,327	105,937
Seria Co. Ltd.	2,700	87,602

		$782,446

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 1.3%
Jardine Lloyd Thompson Group PLC	9,171	$145,776
Sony Financial Holdings, Inc.	10,200	177,942

		$323,718
Internet - 1.0%
51job, Inc., ADR (a)	1,988	$61,708
Dealertrack Holdings, Inc. (a)	4,582	191,069

		$252,777
Leisure & Toys - 0.3%
Thule Group AB	6,199	$74,702

Machinery & Tools - 3.6%
Allison Transmission Holdings, Inc.	7,419	$227,021
Burckhardt Compression Holding AG	296	136,371
IPG Photonics Corp. (a)	1,904	180,575
Kennametal, Inc.	2,772	99,958
Spirax-Sarco Engineering PLC	2,343	124,835
WABCO Holdings, Inc. (a)	1,118	141,338

		$910,098
Medical & Health Technology & Services - 4.0%
Adeptus Health, Inc., “A” (a)	1,557	$109,068
Brookdale Senior Living, Inc. (a)	7,777	293,115
Capital Senior Living Corp. (a)	10,824	278,826
Healthcare Services Group, Inc.	7,452	225,125
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	123,552	113,983

		$1,020,117
Medical Equipment - 8.8%
Align Technology, Inc. (a)	3,197	$193,962
Cardiovascular Systems, Inc. (a)	6,574	183,941
Cepheid, Inc. (a)	3,646	201,150
DexCom, Inc. (a)	3,176	227,783
Fukuda Denshi Co. Ltd.	3,400	196,689
Gerresheimer AG	2,398	136,796
Hologic, Inc. (a)	2,967	106,130
Masimo Corp. (a)	6,362	223,306
Nakanishi, Inc.	2,400	86,726
Novadaq Technologies, Inc. (a)	4,617	46,216
PerkinElmer, Inc.	3,853	203,169
Sonova Holding AG	483	72,821
STERIS Corp.	2,972	198,619
Techno Medica Co. Ltd.	6,100	140,219

		$2,217,527
Metals & Mining - 0.7%
Globe Specialty Metals, Inc.	9,894	$191,251

Oil Services - 0.4%
Forum Energy Technologies, Inc. (a)	4,647	$96,379

Other Banks & Diversified Financials - 2.6%
Air Lease Corp.	3,350	$126,061
First Republic Bank	3,512	212,652

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
PrivateBancorp, Inc.	4,099	$156,295
Texas Capital Bancshares, Inc. (a)	3,017	164,125

		$659,133
Pharmaceuticals - 0.6%
KYORIN Holdings, Inc.	4,000	$83,695
Virbac	290	69,865

		$153,560
Railroad & Shipping - 1.5%
Diana Shipping, Inc. (a)	29,050	$186,501
Genesee & Wyoming, Inc. (a)	1,500	123,510
StealthGas, Inc. (a)	10,593	72,456

		$382,467
Real Estate - 1.0%
LEG Immobilien AG	1,668	$122,174
Medical Properties Trust, Inc., REIT	9,031	122,460

		$244,634
Restaurants - 2.9%
Arcos Dorados Holdings, Inc.	28,189	$155,321
Chuy’s Holdings, Inc. (a)	5,552	144,296
Domino’s Pizza UK & IRL PLC	12,626	153,512
Dunkin Brands Group, Inc.	2,613	139,430
Zoe’s Kitchen, Inc. (a)	4,141	131,187

		$723,746
Specialty Chemicals - 4.9%
Albemarle Corp.	3,807	$228,991
Axalta Coating Systems Ltd. (a)	8,443	289,173
Croda International PLC	5,989	267,742
IMCD Group NV	2,072	79,649
Symrise AG	3,678	234,132
W.R. Grace & Co. (a)	1,498	146,699

		$1,246,386
Specialty Stores - 3.1%
Burlington Stores, Inc. (a)	4,464	$235,565
Citi Trends, Inc. (a)	7,074	170,130
NEXT PLC	1,552	178,380
Urban Outfitters, Inc. (a)	6,086	209,237

		$793,312
Telephone Services - 1.6%
Bezeq - The Israel Telecommunication Corp. Ltd.	72,989	$124,292
Cellnex Telecom S.A.U. (a)	9,050	152,474
TDC A.S.	18,407	137,658

		$414,424
Trucking - 0.9%
Swift Transportation Co. (a)	9,433	$219,506
Total Common Stocks		$24,534,577

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)

Preferred Stocks - 0.3%
Specialty Chemicals - 0.3%
Fuchs Petrolub SE		1,674	$73,432
	First Exercise
Warrants - 0.3%
Consumer Products - 0.3%
Merrill Lynch International & Co. (Dabur Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/27/11	16,232	$69,105

Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)		557,266	$557,266
Total Investments			$25,234,380

Other Assets, Less Liabilities - 0.3%			78,946
Net Assets - 100.0%			$25,313,326

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $69,105, representing 0.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

5/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$11,869,451	$—	$—	$11,869,451
United Kingdom	4,407,118	—	—	4,407,118
Japan	388,896	2,622,994	—	3,011,890
Germany	758,149	—	—	758,149
Norway	447,892	—	—	447,892
France	401,000	—	—	401,000
Canada	357,484	—	—	357,484
Spain	322,901	—	—	322,901
Greece	258,957	—	—	258,957
Other Countries	2,524,272	318,000	—	2,842,272
Mutual Funds	557,266	—	—	557,266
Total Investments	$22,293,386	$2,940,994	$—	$25,234,380

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $2,345,869 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$20,897,724
Gross unrealized appreciation	5,216,502
Gross unrealized depreciation	(879,846)
Net unrealized appreciation (depreciation)	$4,336,656

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions with Affiliates

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	348,378	4,934,675	(4,725,787)	557,266

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$179	$557,266

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2015, are as follows:

United States	49.4%
United Kingdom	17.4%
Japan	11.9%
Germany	3.0%
Norway	1.8%
France	1.6%
Canada	1.4%
Spain	1.3%
Greece	1.0%
Other Countries	11.2%

QUARTERLY REPORT

May 31, 2015

MFS® MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 97.9%
Aerospace - 2.2%
Rockwell Collins, Inc.	64,528	$6,142,420
Textron, Inc.	330,471	14,943,899
TransDigm Group, Inc.	85,416	19,307,431

		$40,393,750
Airlines - 0.6%
Spirit Airlines, Inc. (a)	174,557	$11,096,588

Alcoholic Beverages - 1.4%
Constellation Brands, Inc., “A”	214,350	$25,269,722

Apparel Manufacturers - 1.5%
Hanesbrands, Inc.	315,979	$10,067,091
PVH Corp.	156,321	16,357,429

		$26,424,520
Automotive - 1.0%
LKQ Corp. (a)	608,881	$17,395,730

Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc. (a)	127,966	$20,965,949
AMAG Pharmaceuticals, Inc. (a)	157,623	10,967,408
Isis Pharmaceuticals, Inc. (a)	88,760	5,975,323
Medivation, Inc. (a)	27,540	3,636,657
Puma Biotechnology, Inc. (a)	36,780	7,188,651
Regeneron Pharmaceuticals, Inc. (a)	53,840	27,596,230

		$76,330,218
Broadcasting - 0.3%
Discovery Communications, Inc., “C” (a)	164,186	$5,162,829

Brokerage & Asset Managers - 3.3%
Affiliated Managers Group, Inc. (a)	131,573	$29,427,617
Allied Minds PLC (a)	488,940	4,595,870
Intercontinental Exchange, Inc.	106,538	25,226,068

		$59,249,555
Business Services - 14.3%
Bright Horizons Family Solutions, Inc. (a)	663,854	$36,956,752
Cognizant Technology Solutions Corp., “A” (a)	347,598	22,496,543
CoStar Group, Inc. (a)	26,190	5,471,353
Equifax, Inc.	119,302	11,969,570
FleetCor Technologies, Inc. (a)	194,561	29,600,511
Gartner, Inc. (a)	447,988	39,189,990
Global Payments, Inc.	178,829	18,666,171
IHS, Inc., “A” (a)	158,319	19,536,565
IMS Health Holdings, Inc. (a)	315,886	9,400,767
Jones Lang LaSalle, Inc.	255,720	44,298,376
Realogy Holdings Corp. (a)	309,967	14,552,951
Zillow Group, Inc. (a)(l)	47,126	4,306,845

		$256,446,394

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Cable TV - 2.2%
Charter Communications, Inc., “A” (a)(l)	94,952	$16,998,307
Liberty Global PLC, “A” (a)	201,430	11,588,268
Liberty Global PLC, “C” (a)	201,430	10,826,863

		$39,413,438
Computer Software - 1.6%
Autodesk, Inc. (a)	161,840	$8,763,636
Citrix Systems, Inc. (a)	53,043	3,448,325
NetSuite, Inc. (a)	15,624	1,459,594
Qlik Technologies, Inc. (a)	420,950	15,225,762

		$28,897,317
Computer Software - Systems - 4.0%
Benefitfocus, Inc. (a)(l)	84,400	$3,028,272
EPAM Systems, Inc. (a)	68,699	4,940,145
Guidewire Software, Inc. (a)	151,749	7,352,239
Sabre Corp.	573,935	14,973,964
ServiceNow, Inc. (a)	24,979	1,913,641
Shopify, Inc. (a)	5,020	136,544
SS&C Technologies Holdings, Inc.	462,729	27,268,620
Vantiv, Inc., “A” (a)	272,644	10,905,760
Workday, Inc. (a)	17,936	1,415,509

		$71,934,694
Construction - 3.8%
Fortune Brands Home & Security, Inc.	399,599	$18,325,610
Lennox International, Inc.	135,436	15,250,094
Masco Corp.	204,328	5,531,159
Pool Corp.	245,382	16,263,919
Vulcan Materials Co.	147,744	13,286,618

		$68,657,400
Consumer Products - 1.4%
Newell Rubbermaid, Inc.	637,562	$25,202,826

Consumer Services - 2.8%
Nord Anglia Education, Inc. (a)	560,789	$14,524,435
Priceline Group, Inc. (a)	15,266	17,892,363
Servicemaster Global Holdings, Inc. (a)	510,427	17,145,243

		$49,562,041
Containers - 0.5%
Crown Holdings, Inc. (a)	164,685	$9,105,434

Electrical Equipment - 4.5%
Advanced Drainage Systems, Inc.	651,003	$18,905,127
AMETEK, Inc.	577,807	31,062,904
Amphenol Corp., “A”	313,439	17,881,695
Mettler-Toledo International, Inc. (a)	40,133	13,030,382

		$80,880,108
Electronics - 1.0%
Skyworks Solutions, Inc.	159,435	$17,435,812

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - 2.1%
Cabot Oil & Gas Corp.	112,415	$3,817,613
Concho Resources, Inc. (a)	66,021	7,942,326
Energen Corp.	53,469	3,700,055
Gulfport Energy Corp. (a)	121,509	5,244,328
Memorial Resource Development Corp. (a)	534,484	10,107,092
PDC Energy, Inc. (a)	113,407	6,763,593

		$37,575,007
Entertainment - 1.5%
Netflix, Inc. (a)	44,668	$27,875,512

Food & Beverages - 3.9%
Chr. Hansen Holding A.S.	527,718	$25,761,479
Freshpet, Inc. (a)(l)	434,855	8,627,523
Mead Johnson Nutrition Co., “A”	125,730	12,233,529
WhiteWave Foods Co., “A” (a)	478,143	22,965,208

		$69,587,739
Gaming & Lodging - 1.7%
La Quinta Holdings, Inc. (a)	275,655	$6,852,783
MGM Mirage (a)	543,503	10,897,235
Norwegian Cruise Line Holdings Ltd. (a)	186,423	10,171,239
Wynn Resorts Ltd.	35,094	3,533,615

		$31,454,872
General Merchandise - 1.5%
Dollar Tree, Inc. (a)	175,415	$13,154,371
Five Below, Inc. (a)	436,555	14,515,454

		$27,669,825
Insurance - 0.7%
Lincoln National Corp.	206,421	$11,768,061

Internet - 1.3%
Godaddy, Inc. (a)(l)	65,750	$1,770,648
LinkedIn Corp., “A” (a)	69,504	13,548,415
Shutterstock, Inc. (a)(l)	118,410	7,577,056

		$22,896,119
Leisure & Toys - 0.8%
Brunswick Corp.	267,620	$13,659,325

Machinery & Tools - 4.6%
Colfax Corp. (a)	148,014	$7,458,425
Flowserve Corp.	214,936	11,821,480
Roper Technologies, Inc.	196,636	34,403,435
WABCO Holdings, Inc. (a)	227,636	28,777,743

		$82,461,083
Major Banks - 0.7%
Morgan Stanley	322,340	$12,313,388

Medical & Health Technology & Services - 3.1%
Cerner Corp. (a)	276,170	$18,583,479
Henry Schein, Inc. (a)	223,230	31,624,994

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - continued
IDEXX Laboratories, Inc. (a)	47,431	$6,431,644

		$56,640,117
Medical Equipment - 4.0%
C.R. Bard, Inc.	133,046	$22,660,395
Cooper Cos., Inc.	144,779	26,316,479
PerkinElmer, Inc.	422,431	22,274,787

		$71,251,661
Oil Services - 0.8%
Core Laboratories N.V.	53,605	$6,297,515
FMC Technologies, Inc. (a)	194,940	8,146,543

		$14,444,058
Other Banks & Diversified Financials - 1.2%
MasterCard, Inc., “A”	232,029	$21,406,996

Pharmaceuticals - 4.2%
Actavis PLC (a)	173,661	$53,280,931
Endo International PLC (a)	177,833	14,895,292
Intercept Pharmaceuticals, Inc. (a)	10,931	2,789,537
Receptos, Inc. (a)	28,489	4,697,551

		$75,663,311
Pollution Control - 1.6%
Stericycle, Inc. (a)	207,391	$28,474,784

Railroad & Shipping - 0.8%
Kansas City Southern Co.	152,844	$13,832,382

Restaurants - 1.6%
Aramark	287,070	$8,999,645
Domino’s Pizza, Inc.	41,514	4,510,911
Dunkin Brands Group, Inc.	274,533	14,649,081
Zoe’s Kitchen, Inc. (a)(l)	20,020	634,234

		$28,793,871
Specialty Chemicals - 0.7%
Axalta Coating Systems Ltd. (a)	386,512	$13,238,036

Specialty Stores - 8.2%
Burlington Stores, Inc. (a)	449,668	$23,728,980
Cabela’s, Inc. (a)	94,262	4,807,362
L Brands, Inc.	47,980	4,151,230
O’Reilly Automotive, Inc. (a)	118,730	26,064,797
Ross Stores, Inc.	401,068	38,771,244
Signet Jewelers Ltd.	153,837	19,895,739
Tiffany & Co.	66,327	6,216,830
Tractor Supply Co.	229,045	19,958,981
Urban Outfitters, Inc. (a)	116,928	4,019,985

		$147,615,148

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - 2.3%
American Tower Corp., REIT	107,966	$10,018,165
SBA Communications Corp. (a)	272,690	30,489,469

		$40,507,634
Total Common Stocks		$1,757,987,305

Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	38,406,433	$38,406,433

Collateral for Securities Loaned - 1.4%
JPMorgan Prime Money Market Fund, 0.10%, at Net Asset Value (j)	$25,527,527	$25,527,527
Total Investments		$1,821,921,265

Other Assets, Less Liabilities - (1.5)%		(26,358,372)
Net Assets - 100.0%		$1,795,562,893

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,757,987,305	$—	$—	$1,757,987,305
Mutual Funds	63,933,960	—	—	63,933,960
Total Investments	$1,821,921,265	$—	$—	$1,821,921,265

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,325,939,375
Gross unrealized appreciation	520,802,985
Gross unrealized depreciation	(24,821,095)
Net unrealized appreciation (depreciation)	$495,981,890

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	41,082,059	188,507,436	(191,183,062)	38,406,433

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$25,050	$38,406,433

7

QUARTERLY REPORT

May 31, 2015

MFS® U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) - 100.0%
Federal Farm Credit Bank, 0.046%, due 6/05/15	$10,943,000	$10,942,945
Federal Home Loan Bank, 0.061%, due 6/01/15	2,572,000	2,572,000
Federal Home Loan Bank, 0.061%, due 6/02/15	18,692,000	18,691,969
Federal Home Loan Bank, 0.06%, due 6/03/15	18,605,000	18,604,936
Federal Home Loan Bank, 0.06%, due 6/05/15	39,650,000	39,649,738
Federal Home Loan Bank, 0.05%, due 6/10/15	16,432,000	16,431,792
Federal Home Loan Bank, 0.06%, due 6/11/15	15,000,000	14,999,729
Federal Home Loan Bank, 0.05%, due 6/12/15	21,730,000	21,729,633
Federal Home Loan Bank, 0.06%, due 6/26/15	11,461,000	11,460,522
Federal Home Loan Bank, 0.07%, due 7/06/15	3,539,000	3,538,773
Federal Home Loan Bank, 0.076%, due 7/15/15	9,625,000	9,624,118
Federal Home Loan Bank, 0.07%, due 7/17/15	33,151,000	33,147,883
Federal Home Loan Bank, 0.07%, due 7/22/15	29,197,000	29,194,178
Federal Home Loan Bank, 0.07%, due 7/24/15	31,069,000	31,065,653
Federal Home Loan Bank, 0.076%, due 7/29/15	1,000,000	999,879
Federal Home Loan Bank, 0.09%, due 8/19/15	9,969,000	9,967,026
Federal Home Loan Bank, 0.09%, due 8/21/15	14,400,000	14,397,084
Federal Home Loan Bank, 0.09%, due 8/26/15	2,300,000	2,299,506
Freddie Mac, 0.052%, due 6/19/15	14,756,000	14,755,624
Freddie Mac, 0.066%, due 8/07/15	2,059,000	2,058,751
U.S. Treasury Bill, 0.09%, due 7/09/15	15,250,000	15,248,551
U.S. Treasury Bill, 0.108%, due 7/23/15	7,500,000	7,498,830
U.S. Treasury Bill, 0.127%, due 10/01/15	7,500,000	7,496,823
U.S. Treasury Bill, 0.076%, due 11/05/15	8,000,000	7,997,383
U.S. Treasury Bill, 0.275%, due 1/07/16	15,150,000	15,124,540
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$359,497,866

Other Assets, Less Liabilities - (0.0)%		(71,461)
Net Assets - 100.0%		$359,426,405

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $359,497,866

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

5/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$359,497,866	$—	$359,497,866

For further information regarding security characteristics, see the Portfolio of Investments.

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2015

*	Print name and title of each signing officer under his or her signature.